Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

2.	PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of:

	December 31,
	2010	2009

Land	$1,200	$1,200
Buildings (Note 6)	8,821	8,821
Furniture and fixtures	8,811	7,577
Computers and equipment	37,963	26,499
Leasehold improvements	9,710	8,038
Purchased software	19,349	9,849
Capitalized software development costs (internal use)	49,059	32,194

	134,913	94,178
Accumulated depreciation and amortization	(57,176)	(39,218)

Property and equipment, net	$77,737	$54,960

Software — Internal Use

We classify capitalized costs of software developed for internal use in property and equipment. Costs capitalized for software to be sold, leased or otherwise marketed are classified as other assets. Software acquired in a business combination is classified as a developed technology intangible asset. Capitalized costs of software developed for internal use during the years ended December 31, 2010 and 2009 amounted to $16,613 and $14,160, respectively. Accumulated amortization related to capitalized costs of software developed for internal use was $20,694 and $11,581 at December 31, 2010 and 2009, respectively.

For the years ended December 31, 2010, 2009 and 2008, we recognized impairment charges of $398, zero and $243, respectively, which relate to all of our segments and were attributable to the write down of software tools that we were not able to utilize. We had no other impairment charges related to property and equipment during the years ended December 31, 2010, 2009 and 2008. These impairment charges have been recorded to the impairment line item within our consolidated statements of operations.

For the years ended December 31, 2010, 2009 and 2008, we recognized $649, $740 and $873, respectively, in cost of revenue related to amortization of software developed for internal use.

Software — External Use

Capitalized costs of software developed for external use are classified as other assets in our consolidated balance sheet. Capitalized costs of software developed for external use during the years ended December 31, 2010 and 2009 amounted to $1,355 and $2,242, respectively. Accumulated amortization related to capitalized costs of software developed for external use was $6,190 and $3,296 at December 31, 2010 and 2009, respectively.

During the years ended December 31, 2010, 2009 and 2008, we recognized $2,894, $2,426 and $709 respectively in cost of revenue related to amortization of software developed for external use.